Annual Total Returns - Voya US Stock Index Portfolio (Class P2 Shares) [BarChart] - Class P2 Shares - Voya US Stock Index Portfolio - Class P2	May 01, 2021
Bar Chart Table:
2011	1.81%
2012	15.79%
2013	32.04%
2014	13.37%
2015	1.11%
2016	11.65%
2017	21.46%
2018	(4.55%)
2019	31.27%
2020	18.23%